Pursuant to Rule 497(e)
Registration No. 333-111662

AIG Series Trust
2010 High Watermark Fund
2015 High Watermark Fund
2020 High Watermark Fund
Short Horizon Income Fund
(the "Funds")

Supplement Dated June 8, 2007 to the High Watermark Fund Prospectuses
Dated February 28, 2007, as Supplemented May 3, 2007, and to the
Short Horizon Income Fund Prospectus dated February 28, 2007, as Supplemented March 8, 2007

Effective June 5, 2007, Jiayi Li is no longer a member of the team of portfolio managers responsible for the management of the Funds and is hereby replaced by Marita Ben Ari. Accordingly, in the section of the Prospectuses entitled "Fund Management" under the heading "Adviser," all references to Jiayi Li are hereby deleted. Additionally, in the same section of the Prospectuses, the reference to the following portfolio manager is hereby added:

"Marita Ben Ari

Ms. Ben Ari is a Portfolio Management and Investment Research Analyst at Trajectory Asset Management LLC, where her responsibilities include: portfolio position and collateral reconciliation; trading of fixed income securities and equity derivatives; and quantitative investment research. Prior to joining Trajectory Asset Management LLC in October 2005, Ms. Ben Ari was a Financial and Strategy Consultant at TA Strategic Consulting/Ernst & Young (TASC), an Israeli management consultancy since January 2004. At TASC, Ms. Ben Ari served clients in the banking and telecom industries, as well as the Israeli government. Prior to that Ms. Ben Ari also held a position as a research assistant at Tel Aviv University from September 2001 through August 2003, where she specialized in data mining. Ms. Ben Ari holds Bachelor and Master's degrees from Tel Aviv University in the field of Industrial Engineering and Management, where she graduated first and second in her class respectively. She served for three years as an officer in the Israeli Defense Forces."

AIG Series Trust
2010 High Watermark Fund
2015 High Watermark Fund
2020 High Watermark Fund
(the "Funds")

Supplement Dated June 8, 2007 to the
Statements of Additional Information ("SAIs") Dated February 28, 2007

Effective June 5, 2007, Jiayi Li is no longer a member of the team of portfolio managers responsible for the management of the Funds and has been replaced by Marita Ben Ari. Accordingly, in the section of the SAIs entitled "Information Regarding the Portfolio Managers," under the heading "Information about Trajectory Asset Management LLC" on page 25, all references to Jaiyi Li are hereby deleted and replaced with the name of the new member of the portfolio management team, Marita Ben Ari.

Additionally, in the same section of the SAI on page 25, the section entitled "Other Accounts Managed by the Portfolio Manager" is hereby deleted and replaced in its entirety with the following:

"Other Accounts Managed by the Portfolio Managers

The following table indicates the number of accounts other than the Funds managed by each Portfolio Manager and the total assets in the accounts in each of the following categories as of October 31, 2006 (except where otherwise indicated): Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"). For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

	Number of Other Accounts Managed and Total Asset by Account (millions)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Juan Ocampo	1 $2.2	4 $21.2	0 None	0 None	0 None	0 None
Kim Erle	1 $2.2	4 $21.2	0 None	0 None	0 None	0 None
Marita Ben Ari*	1 $2.6	4 $22.9	0 None	0 None	0 None	0 None

* Information provided as of May 31, 2007."

Additionally, in the same section of the SAIs, on page 26, the section entitled "Portfolio Manager Ownership of Fund Shares" is replaced in its entirety with the following:

"Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of the Funds' shares beneficially owned by each Portfolio Manager as of October 31, 2006 (except where otherwise indicated).

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
2010 High Watermark Fund	Juan Ocampo Kim Erle Marita Ben Ari*	$10,001- $50,000 None None
2015 High Watermark Fund	Juan Ocampo Kim Erle Marita Ben Ari*	$10,001- $50,000 None None
2020 High Watermark Fund	Juan Ocampo Kim Erle Marita Ben Ari*	$10,001- $50,000 None $10,001- $50,000

* Ownership information provided as of May 31, 2007."

AIG Series Trust
Short Horizon Income Fund
(the "Fund")

Supplement Dated June 8, 2007 to the
Statement of Additional Information ("SAI") Dated February 28, 2007

Effective June 5, 2007, Jiayi Li is no longer a member of the team of portfolio managers responsible for the management of the Fund and has been replaced by Marita Ben Ari. Accordingly, in the section of the SAI entitled "Information Regarding the Portfolio Managers," under the heading "Information about Trajectory Asset Management LLC" on page 26, all references to Jaiyi Li are hereby deleted and replaced with the name of the new member of the portfolio management team, Marita Ben Ari.

Additionally, in the same section of the SAI on page 26, the section entitled "Other Accounts Managed by the Portfolio Manager" is hereby deleted and replaced in its entirety with the following:

"Other Accounts Managed by the Portfolio Managers

The following table indicates the number of accounts other than the Fund managed by each Portfolio Manager and the total assets in the accounts in each of the following categories as of October 31, 2006 (except where otherwise indicated): Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"). For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

	Number of Other Accounts Managed and Total Asset by Account (millions)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Juan Ocampo	3 $508.0	4 $21.2	0 None	0 None	0 None	0 None
Kim Erle	3 $508.0	4 $21.2	0 None	0 None	0 None	0 None
Marita Ben Ari*	3 $502.1	4 $22.9	0 None	0 None	0 None	0 None

* Information provided as of May 31, 2007."

Additionally, in the same section of the SAI, on page 27, the section entitled "Portfolio Manager Ownership of Fund Shares" is replaced in its entirety with the following:

"Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of the Fund's shares beneficially owned by each Portfolio Manager as of October 31, 2006 (except where otherwise indicated).

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
Short Horizon Income Fund	Juan Ocampo Kim Erle Marita Ben Ari*	$100,001- $500,000 $10,001- $50,000 None

* Ownership information provided as of May 31, 2007."